AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000
                                   (UNAUDITED)

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000

                                   (UNAUDITED)




                                    CONTENTS


Statement of Assets, Liabilities and Partners' Capital.......................  1
Statement of Operations......................................................  2
Statement of Changes in Partners' Capital - Net Assets.......................  3
Notes to Financial Statements................................................  4
Schedule of Portfolio Investments............................................ 12
Schedule of Securities Sold, Not Yet Purchased............................... 17
Schedule of Written Options.................................................. 19

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                      JUNE 30, 2000
                                                                                        (UNAUDITED)
ASSETS

Cash                                                                                     $  6,351
Investments in securities, at market (identified cost - $159,745)                         180,446
Due from broker                                                                            19,598
Dividends receivable                                                                           60
Interest receivable                                                                           130
Organizational costs (net of accumulated amortization of $528)                                163
Other assets                                                                                   25
                                                                                         --------

       TOTAL ASSETS                                                                       206,773
                                                                                         --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds of sales - $15,883)                16,036
Outstanding options written, at value (premiums received - $733)                            1,465
Dividends payable on securities sold, not yet purchased                                         7
Management fee payable                                                                        149
Accrued expenses                                                                              276
                                                                                         --------

       TOTAL LIABILITIES                                                                   17,933
                                                                                         --------

             NET ASSETS                                                                  $188,840
                                                                                         ========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                                              $ 42,759
Accumulated net investment loss                                                            (2,443)
Accumulated net realized gain on investments                                              128,708
Accumulated net unrealized appreciation                                                    19,816
                                                                                         --------

       PARTNERS' CAPITAL - NET ASSETS                                                    $188,840
                                                                                         ========

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                                        JUNE 30, 2000
                                                                                        (UNAUDITED)
Investment Income
    Dividends                                                                            $    470
    Interest                                                                                  615
                                                                                         --------
                                                                                            1,085
                                                                                         --------
EXPENSES
    OPERATING EXPENSES:
       Management fee                                                                         950
       Professional fees                                                                      127
       Administration fees                                                                    121
       Amortization of organizational costs                                                    69
       Custodian fees                                                                          41
       Prime Broker fee                                                                        29
       Insurance expense                                                                       28
       Individual General Partners' fees and expenses                                          13
       Miscellaneous                                                                           13
                                                                                         --------
          TOTAL OPERATING EXPENSES                                                          1,391
       Interest expense                                                                        50
       Dividends on securities sold, not yet purchased                                         58
                                                                                         --------
          TOTAL EXPENSES                                                                    1,499
                                                                                         --------

          NET INVESTMENT LOSS                                                                (414)
                                                                                         --------

REALIZED AND  UNREALIZED  GAIN  (LOSS) ON  INVESTMENTS  REALIZED  GAIN (LOSS) ON
    INVESTMENTS:
       Investment securities                                                               33,261
       Purchased options                                                                      442
       Futures transactions                                                                (1,530)
       Written options                                                                     (2,432)
       Securities sold, not yet purchased                                                  (4,208)
                                                                                         --------

          NET REALIZED GAIN ON INVESTMENTS                                                 25,533
                                                                                         --------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                  (40,450)
                                                                                         --------

          NET REALIZED AND UNREALIZED LOSS                                                (14,917)
                                                                                         --------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES               $(15,331)
                                                                                         ========

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED           YEAR ENDED
                                                           JUNE 30, 2000          DECEMBER 31, 1999
                                                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment loss                                      $   (414)               $   (745)
    Net realized gain on investments                           25,533                  57,548
    Net change in unrealized appreciation on
       investments                                            (40,450)                 33,212
                                                             --------                --------

       INCREASE (DECREASE) IN PARTNERS' CAPITAL
       DERIVED FROM INVESTMENT ACTIVITIES                     (15,331)                 90,015

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                      22,682                  11,388
    Capital withdrawals - General Partner                        (351)                (18,074)
    Capital withdrawals - Limited Partners                         (0)                (19,940)
                                                             --------                --------

       INCREASE (DECREASE) IN PARTNERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS                       22,331                 (26,626)


       PARTNERS' CAPITAL AT BEGINNING OF PERIOD               181,840                 118,451
                                                             --------                --------


       PARTNERS' CAPITAL AT END OF PERIOD                    $188,840                $181,840
                                                             ========                ========

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2000  (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in bonds, options and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four "Individual General Partners", who serve as the governing board of the Partnership, and a "Manager." The Manager is Augusta Management, L.L.C., whose principal members are CIBC World Markets Corp. ("CIBC WM") (formerly CIBC Oppenheimer Corp.) and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under the supervision of CIBC WM.

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a. PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a. PORTFOLIO VALUATION (CONTINUED)

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2000.

         b.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations on September 4, 1996.

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 2000, CIBC WM earned $9,000 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of a twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the six months ended June 30, 2000, the incentive allocation to the manager was $29,565.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2000, fees (including meeting fees and the annual retainer) and expenses paid to the Individual General Partners totaled $18,904.

         The Chase Manhattan Bank served as Custodian of the Partnership's assets for the six months ended June 30, 2000.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2000, amounted to $523,284,387 and $546,034,765, respectively.

         At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized appreciation on investments, options, and securities sold, not yet purchased, was $19,815,598, consisting of $34,724,238 gross unrealized appreciation and $14,908,640 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades, securities sold, not yet purchased and written options.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2000, the Partnership did not have any margin borrowings outstanding.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         For the six months ended June 30, 2000, the average daily amount of such borrowings was $905,629.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At June 30, 2000, the Partnership had no spot currency, futures or forward contracts outstanding.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         Transactions in purchased options were as follows:

                                                     CALL OPTIONS                  PUT OPTIONS
                                                     ------------                  -----------
                                              NUMBER                           NUMBER
                                           OF CONTRACTS      COST           OF CONTRACTS       COST
                                           ------------      ----           ------------       ----

              Beginning balance                10,724      $ 1,063,530            465      $ 1,245,270
              Options purchased                34,980       17,658,059          4,775        8,894,483
              Options closed                  (41,541)     (16,536,796)        (5,235)      (9,571,643)
              Expired options                  (3,003)     ( 1,439,919)          (470)        (568,110)
              Options split                         0                0            465                0
              Options outstanding at          -------      -----------         ------      -----------
              June 30, 2000                     1,160      $   744,874              0      $         0
                                              =======      ===========         ======      ===========

         Transactions in written options were as follows:

                                                  CALL OPTIONS                      PUT OPTIONS
                                                  ------------                      -----------
                                              NUMBER       AMOUNT OF           NUMBER        AMOUNT OF
                                           OF CONTRACTS     PREMIUM         OF CONTRACTS      PREMIUM
                                           ------------     -------         ------------      -------
              Beginning balance                 2,870     $  4,044,261            465      $   809,617
              Options written                  20,995       16,591,319          3,090        3,207,490
              Options closed                  (15,460)     (17,109,614)        (3,025)      (1,693,858)
              Expired options                  (7,210)      (2,792,987)          (995)      (2,323,249)
              Options split                       155                0            465                0
              Options outstanding at          -------     ------------         ------      -----------
              June 30, 2000                     1,350     $    732,979              0      $         0
                                              =======     ============         ======      ===========

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

7.   FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                          NET GAINS / (LOSSES)
                                                        FOR THE SIX MONTHS ENDED
                                                              JUNE 30, 2000
                                                              -------------

           Equity securities                                 $(12,541,211)
           Equity options                                         850,335
           Equity index options                                  (604,716)
           Written options                                     (3,743,453)
           Fixed income securities                               (413,617)
           Futures                                             (1,529,624)
           FOREIGN SECURITIES:
                     Equities                                   3,064,868
                                                             ------------
                                                             $(14,917,418)
                                                             ============

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                       AVERAGE MARKET VALUE
                                      MARKET VALUE AT  FOR SIX MONTHS ENDED
                                       JUNE 30, 2000       JUNE 30, 2000
                                       -------------   ---------------------
        ASSETS:
           Equity options                $   535,625        $  779,587

       LIABILITIES:
           Written options               $(1,465,335)       $ (626,490)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 2000.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period.

                                                                                          SEPTEMBER 4, 1996
                                     SIX MONTHS       YEAR         YEAR         YEAR       (COMMENCEMENT OF
                                       ENDED         ENDED        ENDED         ENDED        OPERATIONS) TO
                                      JUNE 30,     DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                        2000          1999         1998          1997             1996
                                        ----          ----         ----          ----             ----
Ratio of net investment loss to
   average net assets                  (0.44%)*      (0.48%)      (0.25%)      (0.48%)           (0.83%)*
Ratio of operating expenses to
   average net assets                   1.49%*        1.50%        1.57%        1.61%             2.27%*
Ratio of interest expense to
   average net assets                   0.05%*        0.17%        0.18%        0.07%             0.01%*
Ratio of dividends on securities
   sold, not yet purchased
   to average net assets                0.06%*        0.06%        0.12%        0.12%             0.06%*
Total return **                        (7.48%)       72.69%       17.45%       25.94%            17.20%
Portfolio turnover rate                  294%          617%         723%         627%              215%
Average debt ratio                      0.48%         2.06%        2.19%        1.04%             0.28%

   *  Annualized.
   ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Limited Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2000
  SHARES                                                         MARKET VALUE
          COMMON STOCKS - 88.90%
             APPAREL MANUFACTURERS - 0.31%
   25,000      Jones Apparel Group, Inc.*                        $    587,500
                                                                 ------------

             APPLICATIONS SOFTWARE - 4.68%
   80,000      Microsoft Corp.*                                     6,400,000
   70,000      Peregrine Systems, Inc.*                             2,428,160
                                                                 ------------
                                                                    8,828,160
                                                                 ------------

             AUDIO/VIDEO PRODUCTS - 3.25%
  100,000      Gemstar International Group Ltd.*                    6,145,300
                                                                 ------------

             BATTERIES/BATTERY SYSTEMS - 0.60
   62,500      Energizer Holdings, Inc.*                            1,140,625
                                                                 ------------

             BROADCASTING SERVICES/PROGRAMMING - 1.42%
  110,001      AT&T Corp. - Liberty Media Group.*             (a)   2,667,512
                                                                 ------------

             COMPUTER - INTEGRATED SYSTEMS - 2.85%
   30,000      Redback Networks, Inc.*                              5,373,750
                                                                 ------------

             DECISION SUPPORT SOFTWARE - 1.75%
   80,000      Cognos, Inc.*                                        3,310,000
                                                                 ------------

             DIALYSIS CENTERS - 3.18%
1,000,000      Total Renal Care Holdings, Inc.*                     6,000,000
                                                                 ------------

             DIVERSIFIED MANUFACTURING OPERATIONS - 7.15%
  285,000      Tyco International Ltd.                             13,501,875
                                                                 ------------

             DRUG DELIVERY SYSTEMS - 0.50%
   20,000      Alkermes, Inc.*                                        942,500
                                                                 ------------

             ELECTRONIC COMPONENTS - SEMICONDUCTOR - 2.25%
   75,000      National Semiconductor Corp.*                        4,256,250
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                 JUNE 30, 2000
  SHARES                                                         MARKET VALUE
          COMMON STOCK - (CONTINUED)
             FIBER OPTICS - 3.21%
   90,000      Finisar Corp.*                                    $  2,356,920
  150,000      Harmonic, Inc.*                                      3,712,500
                                                                 ------------
                                                                    6,069,420
                                                                 ------------

             FINANCE - CREDIT CARD - 1.99%
  125,000      CompuCredit Corp.*                                   3,750,000
                                                                 ------------

             FINANCE - INVESTMENT BANKER/BROKER - 1.51%
   30,000      The Goldman Sachs Group, Inc.                        2,846,250
                                                                 ------------

             HEALTH CARE COST CONTAINMENT - 6.49%
1,800,000      Caremark Rx, Inc.*                             (a)  12,263,400
                                                                 ------------

             INSTRUMENTS - SCIENTIFIC - 0.87%
   25,000      PE Corp-PE Biosystems Group                          1,646,875
                                                                 ------------

             INTERNET SOFTWARE - 0.73%
  150,000      Genuity Inc.*                                        1,373,400
                                                                 ------------

             LIFE/HEALTH INSURANCE - 1.06%
  100,000      UnumProvident Corp.                                  2,006,300
                                                                 ------------

             MEDICAL - BIOMEDICAL/GENE - 0.96%
   40,000      Visible Genetics, Inc.*                              1,805,000
                                                                 ------------

             MEDICAL - DRUGS - 1.06%
   45,000      Abbott Laboratories                                  2,005,312
                                                                 ------------

             MEDICAL INFORMATION SYSTEMS - 2.10%
  172,500      Allscripts, Inc.*                                    3,967,500
        1      Per-Se Technologies, Inc.*                                   9
                                                                 ------------
                                                                    3,967,509
                                                                 ------------

             MEDICAL PRODUCTS - 0.33%
   92,500      PSS World Medical, Inc.*                               621,508
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                 JUNE 30, 2000
  SHARES                                                         MARKET VALUE
          COMMON STOCK - (CONTINUED)
             MONEY CENTER BANKS - 2.74%
  112,500      The Chase Manhattan Corp.                         $  5,182,088
                                                                 ------------

             MULTI-LINE INSURANCE - 1.67%
  150,000      MetLife. Inc.                                        3,159,450
                                                                 ------------

             OFFICE AUTOMATION & EQUIPMENT - 0.72%
  350,000      Danka Business Systems PLC, Sponsored ADR*           1,356,250
                                                                 ------------

             OIL COMPANIES - EXPLORATION & PRODUCTION - 12.76%
  240,000      Anadarko Petroleum Corp.                            11,835,120
  220,000      Ocean Energy, Inc.*                                  3,121,360
  185,000      Pennaco Energy, Inc.*                                3,029,375
  165,000      Santa Fe Snyder Corp.*                               1,876,875
   70,000      Talisman Energy, Inc.*                               2,318,750
   85,000      Vintage Petroleum, Inc.                              1,917,855
                                                                 ------------
                                                                   24,099,335
                                                                 ------------

             OIL COMPANIES - INTEGRATED - 2.28%
   85,000      Phillips Petroleum Co.                               4,308,480
                                                                 ------------

             RETAIL - RESTAURANTS - 2.25%
  145,000      Outback Steakhouse, Inc.*                            4,241,250
                                                                 ------------

             SATELLITE TELECOMMUNICATIONS - 0.53%
   30,000      Echostar Communications Corp., Class A                 993,270
                                                                 ------------

             SUPER - REGIONAL BANKS-U.S. - 0.76%
   75,000      U.S. Bancorp                                         1,443,750
                                                                 ------------

             TELECOMMUNICATIONS EQUIPMENT - 3.16%
   45,000      Efficient Networks, Inc.*                            3,310,335
   45,000      Lucent Technologies, Inc.                            2,666,250
                                                                 ------------
                                                                    5,976,585
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                 JUNE 30, 2000
  SHARES                                                         MARKET VALUE
          COMMON STOCK - (CONTINUED)
             TELECOMMUNICATIONS SERVICES - 9.58%
  400,000      Global TeleSystems, Inc.*                         $  4,825,200
  235,000      ICG Communications, Inc.*                            5,184,805
  135,000      NTL, Inc.*                                     (b)   8,083,125
                                                                 ------------
                                                                   18,093,130
                                                                 ------------

             TELEPHONE - INTEGRATED - 0.00%
        1      AT&T Corp.                                     (a)          16
                                                                 ------------

             TELEPHONE - LOCAL - 1.33%
        1      Tele Norte Leste Participacoes, Sponsored ADR               20
   25,000      Telephone & Data Systems, Inc.                       2,506,250
                                                                 ------------
                                                                    2,506,270
                                                                 ------------

             THERAPEUTICS - 2.87%
   70,000      QLT PhotoTherapeutics, Inc.*                         5,411,910
                                                                 ------------



                TOTAL COMMON STOCKS (COST  $144,128,287)          167,880,230
                                                                 ============


          PREFERRED STOCK - 5.93%
             BROADCASTING SERVICES PROGRAMMING - 4.14%
  130,000      UnitedGlobalCom, Inc.,  7.00%                        7,816,250
                                                                 ------------

             INTERNET SOFTWARE - 1.79%
   75,000      Rhythms NetConnections, Inc., 6.75%                  3,384,375
                                                                 ------------


               TOTAL PREFERRED STOCK (COST  $14,145,511)           11,200,625
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                 JUNE 30, 2000
  SHARES                                                         MARKET VALUE
          WARRANTS - 0.44%
             INTERNET CONTENT - 0.44%
   10,000      FirstWorld Communications, Inc., $.01, 04/05/08   $    829,500
                                                                 ------------

               TOTAL WARRANTS (COST  $726,500)                        829,500
                                                                 ============


    CONTRACTS
          CALL OPTIONS - 0.28%
             DIVERSIFIED MANUFACTURING OPERATIONS - 0.10%
      450      Tyco International Ltd., 07/22/00, $45.00              185,625
                                                                 ------------

             OIL COMPANIES - EXPLORATION & PRODUCTION - 0.11%
      335      Anadarko Petroleum Corp., 07/22/00, $45.00             209,375
                                                                 ------------

             TELECOMMUNICATIONS SERVICES - 0.07%
      375      NTL, Inc., 07/22/00, $60.00                            140,625
                                                                 ------------


               TOTAL CALL OPTIONS (COST  $744,874)                    535,625
                                                                 ============



               TOTAL INVESTMENTS (COST $159,745,172) - 95.55%     180,445,980
                                                                 ------------

               OTHER ASSETS, LESS LIABILITIES - 4.45%               8,394,380
                                                                 ------------

               NET ASSETS - 100.00%                              $188,840,360
                                                                 ============




(a)Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2000
  SHARES                                                         MARKET VALUE
          SHORT COMMON STOCK - (8.49%)
             COMPUTER SERVICES - (3.40%)
   60,000      Sapient Corp.                                     $ (6,416,280)
                                                                 ------------

             FOOD - MISCELLANEOUS/DIVERSIFIED - (0.34%)
   15,000      Unilever NV, Sponsored ADR                            (645,000)
                                                                 -------------

             INTERNET CONTENT - (0.20%)
   10,000      DoubleClick, Inc.                                     (381,250)
                                                                 ------------

             INTERNET SOFTWARE - (0.45%)
   10,000      Internap Network Services Corp.                       (415,156)
   10,000      Scient Corp.                                          (441,250)
                                                                 ------------
                                                                     (856,406)
                                                                 ------------

             INVESTMENT MANAGEMENT/ADVISORY SERVICES - (0.24%)
   10,000      Neuberger Berman, Inc.                                (465,000)
                                                                 ------------

             MACHINES/TOOLS & RELATED PRODUCTS - (0.21%)
   10,000      The Black & Decker Corp.                              (393,130)
                                                                 ------------

             MEDICAL - BIOMEDICAL - (0.20%)
   25,000      Virologic, Inc.                                       (371,875)
                                                                 ------------

             MEDICAL INSTRUMENTS - (1.06%)
   40,000      Medtronic, Inc.                                     (1,992,520)
                                                                 ------------

             PUBLISHING - NEWSPAPERS - (1.16%)
   30,000      Dow Jones & Company, Inc.                           (2,197,500)
                                                                 ------------

             SUPER - REGIONAL BANKS - U.S. (0.43%)
   15,000      Wachovia Corp.                                        (813,750)
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                                 JUNE 30, 2000
                                                                 MARKET VALUE
  SHARES
          SHORT COMMON STOCK - (8.49%)
             WIRELESS EQUIPMENT - (0.80%)
   50,000      InterDigital Communications Corp.                   $ (828,150)
   25,000      Vyyo, Inc.                                            (675,000)
                                                                 ------------
                                                                   (1,503,150)
                                                                 ------------


             TOTAL SHORT COMMON STOCK (PROCEEDS $15,883,007)     $(16,035,861)
                                                                 ============










   The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 JUNE 30, 2000
NUMBER OF                                                        MARKET VALUE
CONTRACTS
          WRITTEN CALL OPTIONS - (0.77%)
             COMPUTERS - INTERGRATED SYSTEMS - (0.65%)
      125      Redback Networks, Inc., 07/22/00, $135.00         $  (500,000)
      175      Redback Networks, Inc., 07/22/00, $140.00            (726,250)
                                                                 -----------
                                                                  (1,226,250)
                                                                 -----------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.10%)
      450      National Semiconductor Corp., 07/22/00, $75.00        (19,710)
      300      National Semiconductor Corp., 08/19/00, $60.00       (176,250)
                                                                 -----------
                                                                    (195,960)
                                                                 -----------

             FIBER OPTICS - (0.00%)
      225      Harmonic Inc., 07/22/00, $45.00                        (2,812)
                                                                 -----------

             THERAPEUTICS - (0.02%)
       75      QLT PhotoTherapeutics, Inc., 08/19/00, $85.00         (40,313)
                                                                 -----------


               TOTAL WRITTEN CALL OPTIONS (PREMIUM $732,979)     $(1,465,335)
                                                                 ===========


   The accompanying notes are an integral part of these financial statements.